Debt	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At September 30, 2013

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	8	303
		1,000	(6)	25	1,019

	At December 31, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	7	706
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	11	1,005

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At September 30, 2013
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.125	750	(4)	6	752

	At December 31, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	16	761

Debt carried at amortized cost (continued)

Loan facilities
On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its $1.0 billion syndicated facility maturing in April 2014 which has been repaid and cancelled. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At September 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

At December 31, 2012
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

In February 2013, AngloGold Ashanti Holdings plc, a wholly owned subsidiary of AngloGold Ashanti Limited entered into a syndicated bridge loan facility agreement pursuant to which a syndicate of banks agreed to make available $750 million to AngloGold Ashanti Holdings plc.

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrower and the other guarantors under the $750 million syndicated bridge loan facility.

During August 2013, the Company fully cancelled the $750 million syndicated bridge loan facility.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $304 million was drawn down during the nine months ended September 30, 2013 under the facility.

At September 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	559	35	524

At December 31, 2012
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	625	359	266

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds were convertible into ADSs at an initial conversion price of $47.6126. The conversion price was subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The convertible bonds were due to mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company had the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gave notice of the redemption.

Upon the occurrence of a change of control of the Company, each convertible bond holder would have had the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elected to convert its convertible bonds in connection with such change of control, the Company would have paid a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price was subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

The Company separately accounted for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds were accreted to interest expense using the effective interest method over the 5 year term of the bonds.

On July 25, 2013, AngloGold Ashanti Holdings plc commenced a cash tender offer to purchase any and all of the outstanding $732.5 million 3.5 percent convertible bonds due May 2014 of AngloGold Ashanti Holdings Finance plc at a purchase price of $1,015 for each $1,000 principal amount of bonds validly tendered. The offer expired on August 21, 2013 and AngloGold Ashanti Holdings plc purchased $725.9 million in aggregate principal amount of the bonds, representing 99.1 percent of the total issuance. In addition, holders received, in respect of their bonds that were accepted for purchase, accrued and unpaid interest on such bonds up to, but excluding, the settlement date of the tender offer.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

		At September 30,	At December 31,
		2013	2012
		(unaudited)
		(in US Dollars, millions)

	Convertible bonds
	Senior unsecured fixed rate bonds (1)	6	686
	Accrued interest	-	3
		6	689

	Convertible bond derivative liability
	Balance at beginning of period	9	92
	Fair value movements on conversion features of convertible bonds (2)	(9)	(83)
	Balance at end of period (3)	-	9

(1)	During August 2013, 99.1 percent aggregate principal amount of the bonds were settled.

(2)	Fair value movements for nine months ended September 30, 2013 and twelve months ended December 31, 2012, respectively.

(3)	As a result of the significant decrease in the Company's share price, the conversion feature of the convertible bonds as at September 30, 2013 amounts to nil.

	On November 8, 2013, AngloGold Ashanti Holdings Finance plc completed the redemption of all of its outstanding 3.5 percent convertible bonds for $6.6 million, plus accrued, and unpaid interest to, but excluding, the redemption date.

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest was recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative gain and movement on bonds in the income statement. See note G.

On September 16, 2013, AngloGold Ashanti Holdings Finance plc paid and discharged the 6.00 percent mandatory convertible bonds (which matured on September 15, 2013) by delivering 18,140,000 American Depository Shares, or ADSs, which represent an equivalent number of shares of the Company’s common stock, and the cash equivalent of 177,859 shares of AngloGold Ashanti Limited as determined in the manner set out in the indenture governing the mandatory convertible bonds.

The mandatory convertible bonds are summarized as follows:

	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	-	588

Debt carried at fair value

$1.25 billion bonds

On July 30, 2013, the Company issued $1.25 billion aggregate principal amount of 8.5 percent notes. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 100 percent of the principal amount of the notes. The net proceeds from the offering were $1.237 billion, after deducting discounts and expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

These bonds contain certain embedded derivatives relating to early settlement provisions as described below. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument.

The bonds mature on July 30, 2020. However, at any time prior to July 30, 2016, the Company or AngloGold Ashanti Holdings plc may redeem the notes, in whole or in part, at a redemption price based on a ‘‘make whole’’ premium, plus accrued interest, if any, to the redemption date. At any time after July 30, 2016, the Company or AngloGold Ashanti Holdings plc may redeem the notes, in whole or in part, at the redemption prices set forth in the indenture. In addition, at any time prior to July 30, 2016, the Company or AngloGold Ashanti Holdings plc may redeem up to 35 percent of the original principal amount of the notes with the net proceeds from certain equity offerings by the Company, at a price of 108.500 percent of the aggregate principal amount thereof, plus accrued interest, if any, to the redemption date, if at least 65 percent of the principal amount of the notes remains outstanding.

Upon the occurrence of both a change of control of the Company and certain ratings downgrade, within a specified period, of the notes by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services, AngloGold Ashanti Holdings plc will be required to make an offer to purchase the notes at a price equal to 101 percent of its principal amount plus accrued interest, if any, to the date of repurchase. The notes were issued in denominations of $1,000 and integral multiples of $1,000 in excess thereof.

In determining the fair value liability of the $1.25 billion bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ISIN bond code used by the NYSE for the $1.25 billion bonds is US03512TAD37. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a semi-annual coupon rate of 8.5 percent per annum. Fair value adjustments are included in Non-hedge derivative gain and movement on bonds in the income statement. See note G.

The $1.25 billion bonds are summarized as follows:

	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

$1.25 billion bonds
Long-term debt at fair value	1,297	-
Short-term debt at fair value	18	-
	1,315	-